Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2024
Other Gains (Losses) [Abstract]
Summary of Other Gains (Losses)
(1)	Composition of other gains (losses) for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	148,667	32,196	85,990
Gains on disposal of intangible assets		41	136	41
Reversal of impairment loss on property, plant and equipment		134,735	—	—
Reversal of impairment loss on other current assets		—	16,035	—
Gains on foreign currency translation		36,097	27,123	77,269
Gains on foreign currency transaction		235,221	139,077	74,520
Gains on insurance proceeds		43,497	6,785	3,411
Others		294,091	346,795	273,745
Other losses
Losses on disposal of property, plant and equipment		(100,066)	(98,120)	(112,018)
Losses on disposal of intangible assets		(116)	(71)	(111)
Impairment loss on property, plant and equipment		(37,311)	(17,031)	(11,240)
Impairment loss on intangible assets		(164)	(2,865)	(902)
Losses on foreign currency translation		(14,738)	(3,901)	(29,225)
Losses on foreign currency transaction		(299,117)	(165,187)	(148,381)
Others		(197,715)	(258,286)	(128,215)

	￦	243,122	22,686	84,884

Summary of Others of Other Gains
(2)	Details of “others” included in other gains for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Gains on disposal of inventories	￦	11,091	20,447	18,789
Gains on proxy collection of TV license fee		42,286	41,372	33,191
Gains on compensation of impaired electric poles		768	1,138	688
Gains on harbor facilities dues		4,198	3,666	3,710
Gains on technical fees		2,972	3,071	1,836
Reversal of occupation development training fees		525	1,452	1,466
Gains on disposal of waste		7,749	3,815	2,950
Gains on tax rebate		548	374	206
Gains on other commission		2,097	2,044	1,945
Gains on disposal of assets held-for-sale		236	—	—
Others		221,621	269,416	208,964

	￦	294,091	346,795	273,745

Summary of Others of Other Losses
(3)	Details of “others” included in other losses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Losses on valuation of inventories	￦	14,528	9,936	9,941
Losses on disposal of inventories		8,324	5,471	15,494
Losses due to disaster		5,068	7,138	5,761
Losses on rounding adjustment of electric charge surtax		1,317	1,332	1,351
Others		168,478	234,409	95,668

	￦	197,715	258,286	128,215